27 Insurance (Tables)	12 Months Ended
Dec. 31, 2020
Insurances [abstract]
Schedule of insurance coverage

As of December 31, 2020, the Company’s insurance was as follows:

Coverage

Specified risks – fire	2,185,827
Engineering risk	2.764,278
Guarantee insurance for escrow deposit	500,000
Traditional guarantee insurance	100,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	136,010
Domestic and international transportation	1
Civil liability – operations	10,000
Other	15
Total	5,796,130